UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
EXCHANGE RESERVE FUND

CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2005

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the presidential election, the U.S. economy continued to expand during the six-month period ended January 31, 2005. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] growth was a robust 4.0% in the third quarter. The advance estimate for fourth quarter GDP was 3.1%, another solid gain.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during its meetings in August, September, November, and December 2004, bringing the target for the federal funds rate to 2.25%. Following the end of the Fund’s reporting period, at its February meeting, the Fed raised its target for the federal funds rate by an additional 0.25% to 2.50%.

Performance Review

As of January 31, 2005, the seven-day current yield for Class B shares of the Smith Barney Exchange Reserve Fund was 1.26% and its seven-day effective yield, which reflects compounding, was 1.26%.[1]

[1]	The seven-day current and effective yields are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.
1 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

SMITH BARNEY EXCHANGE RESERVE FUND YIELDS AS OF JANUARY 31, 2005 (unaudited)

	Seven-Day Current Yield	Seven-Day Effective Yield
Class B shares[1]	1.26%	1.26%
Class C shares[2]	1.09%	1.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

Yields will fluctuate and may reflect reimbursements and/or fee waivers, without which the performance would have been lower.

An investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an

[1]	The seven-day current and effective yields are the same due to rounding.
[2]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.
2 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 23, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the fund’s share price. The U.S. Government guarantee of principal and interest payments only applies to underlying securities in the fund’s portfolio, not the fund’s shares. Please note the fund’s shares are not guaranteed by the U.S. Government or its agencies.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
3 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited) Investment Breakdown
4 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on redemptions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2004 and held for the six months ended January 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expenses Ratio	Expenses Paid During the Period(3)

Class B	0.41%	$ 1,000.00	$ 1,004.10	1.11%	$ 5.61

Class C	0.39	1,000.00	1,003.90	1.16	5.86

(1)	For the six months ended January 31, 2005.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the “CDSC” with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(3)
Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class B	5.00%	$ 1,000.00	$ 1,019.61	1.11%	$ 5.65

Class C	5.00	1,000.00	1,019.36	1.16	5.90

(1)	For the six months ended January 31, 2005.
(2)
Expenses (net of voluntary fee waiver) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE

U.S. GOVERNMENT OBLIGATION — 5.0%
$10,000,000	Federal National Mortgage Association Discount
	Notes mature 2/1/05 (Cost — $10,000,000)	2.28%	$10,000,000

CERTIFICATES OF DEPOSIT — 42.2%
8,000,000	Australia & New Zealand Banking Group Ltd.
	matures 2/15/05	2.36	7,999,966
8,000,000	Banque Paribas NY matures 3/22/05	2.50	8,000,000
8,000,000	CS First Boston NY matures 2/3/05	2.30	8,000,000
8,000,000	Depfa Bank PLC NY matures 3/22/05	2.48	8,000,000
5,000,000	Deutsche Bank NY matures 2/14/05	2.40	5,000,027
8,000,000	Dexia Credit Local NY matures 2/11/05	2.36	8,000,000
8,000,000	Lloyds TSB Bank PLC matures 2/2/05	2.30	8,000,011
8,000,000	Royal Bank of Scotland NY matures 3/22/05	2.54	7,999,994
5,000,000	Societe Generale NY matures 2/2/05	2.32	5,000,000
5,000,000	UBS AG Stamford matures 3/7/05	2.43	5,000,000
8,000,000	Wachovia Bank NA matures 3/23/05	2.55	8,000,000
5,000,000	Wells Fargo Bank NA matures 2/28/05	2.49	5,000,000

	TOTAL CERTIFICATES OF DEPOSIT
	(Cost — $83,999,998)		83,999,998

COMMERCIAL PAPER — 52.3%
8,000,000	Atlantic Asset Security Corp. matures 2/11/05	2.38	7,994,711
8,000,000	Atomium Funding Corp. matures 3/21/05	2.51	7,973,333
8,000,000	Beethoven Funding Corp. matures 2/3/05	2.35	7,998,956
7,996,000	Cobbler Funding LLC mature 2/25/05 to 3/1/05	2.48 to 2.54	7,982,280
8,000,000	Georgetown Funding Co. matures 2/18/05	2.40	7,990,952
8,000,000	Giro Balanced Funding Corp. matures 2/14/05	2.38	7,993,153
8,000,000	The Goldman Sachs Group, Inc. matures 2/23/05	2.47	7,987,973
8,000,000	Hanover Funding LLC matures 2/22/05	2.46	7,988,567
8,000,000	Mica Funding LLC matures 2/17/05	2.50	7,991,111
7,503,000	Regency Markets No. 1 LLC matures 2/3/05	2.32	7,502,033
8,292,000	Saint Germain Holdings Ltd. matures 2/22/05	2.50	8,279,956
8,000,000	Tasman Funding Inc. matures 2/16/05	2.40	7,992,033
8,652,000	Ticonderoga Funding LLC matures 3/18/05	2.51	8,624,963

	TOTAL COMMERCIAL PAPER
	(Cost — $104,300,021)		104,300,021

TIME DEPOSIT — 0.9%
1,718,000	Westdeutsche Landesbank Cayman Islands
	matures 2/1/05 (Cost — $ 1,718,000)	2.51	1,718,000

	TOTAL INVESTMENTS — 100.4%
	(Cost — $200,018,019*)		200,018,019
	Liabilities in Excess of Other Assets — (0.4%)		(730,145)

	TOTAL NET ASSETS — 100.0%		$199,287,874

* Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.
7 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	January 31, 2005

ASSETS:
Investments, at amortized cost	$200,018,019
Cash	125
Receivable for Fund shares sold	549,746
Interest receivable	148,435
Prepaid expenses	27,018
Other assets	9,191

Total Assets	200,752,534

LIABILITIES:
Payable for Fund shares reacquired	1,237,488
Dividends payable	84,234
Investment advisory fee payable	52,367
Administration fee payable	34,911
Distribution plan fees payable	30,663
Trustees’ fees payable	9,191
Accrued expenses	15,806

Total Liabilities	1,464,660

Total Net Assets	$199,287,874

NET ASSETS:
Par value of shares of beneficial interest (Note 5)	$199,308
Capital paid in excess of par value	199,095,287
Overdistributed net investment income	(6,668)
Accumulated net realized loss from investment transactions	(53)

Total Net Assets	$199,287,874

Shares Outstanding:
Class B	70,809,471

Class C	128,498,176

Net Asset Value:
Class B (and redemption price)	$1.00

Class C (and redemption price)	$1.00

See Notes to Financial Statements.
8 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2005

INVESTMENT INCOME:
Interest	$1,981,713

EXPENSES:
Distribution plan fees (Notes 2 and 3)	514,550
Investment advisory fee (Note 2)	308,730
Administration fee (Note 2)	205,820
Transfer agency services (Notes 2 and 3)	114,498
Audit and legal fees	22,890
Registration fees	17,636
Shareholder communications (Note 3)	15,548
Custody	13,288
Trustees’ fees	4,863
Other	3,029

Total Expenses	1,220,852
Less: Investment advisory fee waiver (Notes 2 and 7)	(48,675)

Net Expenses	1,172,177

Net Investment Income	809,536

Increase in Net Assets From Operations	$809,536

See Notes to Financial Statements.
9 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2005 (unaudited) and the Year Ended July 31, 2004

	2005	2004

OPERATIONS:
Net investment income	$809,536	$206,600
Net realized gain	—	110

Increase in Net Assets From Operations	809,536	206,710

DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 1 AND 4):
Net investment income	(809,536)	(206,591)
Net realized gains	—	(9)

Decrease in Net Assets From Distributions to Shareholders	(809,536)	(206,600)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	144,968,343	255,515,919
Net asset value of shares issued for reinvestment of distributions	677,354	180,298
Cost of shares reacquired	(151,748,649)	(269,049,572)

Decrease in Net Assets From Fund Share Transactions	(6,102,952)	(13,353,355)

Decrease in Net Assets	(6,102,952)	(13,353,245)
NET ASSETS:
Beginning of period	205,390,826	218,744,071

End of period*	$199,287,874	$205,390,826

* Includes overdistributed net investment income of:	$(6,668)	$(6,668)

See Notes to Financial Statements.
10 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended July 31, unless otherwise noted:

Class B Shares(1)	2005(2)		2004		2003		2002	2001	2000

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.004		0.001		0.003		0.010	0.044	0.046
Distributions from net investment income and/or net realized gains	(0.004)		(0.001)		(0.003)		(0.010)	(0.044)	(0.046)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(3)	0.41	%‡	0.10%		0.30%		1.04%	4.50%	4.72%

Net Assets, End of Period (millions)	$71		$91		$128		$164	$91	$95

Ratios to Average Net Assets:
Expenses	1.11	%(4)†	0.99	%(4)	1.12	%(4)	1.19%	1.25%	1.25%
Net investment income	0.79	†	0.10		0.31		1.03	4.37	4.59

Class C Shares(1)	2005(2)		2004(5)		2003		2002	2001	2000

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.004		0.001		0.003		0.010	0.044	0.046
Distributions from net investment income and/or net realized gains	(0.004)		(0.001)		(0.003)		(0.010)	(0.044)	(0.046)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(3)	0.39	%‡	0.11%		0.29%		1.02%	4.47%	4.68%

Net Assets, End of Period (millions)	$128		$114		$91		$78	$41	$29

Ratios to Average Net Assets:
Expenses	1.16	%(4)†	0.99	%(4)	1.13	%(4)	1.22%	1.27%	1.26%
Net investment income	0.79	†	0.11		0.28		0.98	4.22	4.59

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended January 31, 2005 (unaudited).
(3)
Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would been lower.

(4)
The investment adviser voluntarily waived a portion of its advisory fee and/or reimbursed expenses for the six months ended January 31, 2005, and for the years ended July 31, 2004 and 2003. If such fees were not voluntarily waived and/or expenses reimbursed, the actual expense ratios would have been 1.16% annualized, 1.21% and 1.17% for Class B shares and 1.20% annualized, 1.22% and 1.20% for Class C shares for the six months ended January 31, 2005 and for the years ended July 31, 2004 and 2003, respectively.

(5)	On April 29, 2004, Class L shares were renamed as Class C shares.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
11 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Exchange Reserve Fund (“Fund”), a separate investment fund of the Smith Barney Income Funds (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuations.  Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders.  Distributions on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Class Accounting.  Investment income, common expenses and realized/ unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution, transfer agency services and shareholder communications fees relating to a specific class are charged directly to that class.

12 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(f) Reclassification.  GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

During the six months ended January 31, 2005, SBFM voluntarily waived investment advisory fees in the amount of $48,675.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended January 31, 2005, the Fund paid transfer agent fees of $84,243 to CTB.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

13 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter declines by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the six months ended January 31, 2005, CDSCs paid to CGM and its affiliates were approximately:

	Class B	Class C

CDSCs	$204,000	$8,000

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% of the average daily net assets for each respective class. For the six months ended January 31, 2005, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$205,387	$309,163

For the six months ended January 31, 2005, total Transfer Agency Service expenses were as follows:

	Class B	Class C

Transfer Agency Service Expenses	$35,802	$78,696

For the six months ended January 31, 2005, total Shareholder Communication expenses were as follows:

	Class B	Class C

Shareholder Communication Expenses	$7,023	$8,525

14 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued) 4. Distributions Paid to Shareholders by Class
	Six Months Ended January 31, 2005	Year Ended July 31, 2004

Class B
Net investment income	$323,670	$103,162
Net realized gains	—	4

Total	$323,670	$103,166

Class C†
Net investment income	$485,866	$103,429
Net realized gains	—	5

Total	$485,866	$103,434

† On April 29, 2004, Class L shares were renamed as Class C shares.

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and C shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of beneficial interest of the Fund, each at $1.00, were as follows:

	Six Months Ended January 31, 2005	Year Ended July 31, 2004

Class B
Shares sold	16,706,369	62,218,252
Shares issued on reinvestment	254,467	89,358
Shares reacquired	(37,360,238)	(99,024,640)

Net Decrease	(20,399,402)	(36,717,030)

Class C†
Shares sold	128,261,974	193,297,667
Shares issued on reinvestment	422,887	90,940
Shares reacquired	(114,388,411)	(170,024,932)

Net Increase	14,296,450	23,363,675

† On April 29, 2004, Class L shares were renamed as Class C shares.
15 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. Capital Loss Carryforward

At July 31, 2004, the Fund had, for federal income tax purposes, $53 of unused capital loss carryforwards expiring on July 31, 2012 available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

16 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

8. Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage

17 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

commissions.  The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

18 Smith Barney Exchange Reserve Fund | 2005 Semi-Annual Report

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SMITH BARNEY EXCHANGE RESERVE FUND

TRUSTEES	INVESTMENT ADVISER
Lee Abraham	AND ADMINISTRATOR
Jane F. Dasher	Smith Barney Fund
R. Jay Gerken, CFA	Management LLC
Chairman
Richard E. Hanson, Jr.	DISTRIBUTORS
Paul Hardin	Citigroup Global Markets Inc.
Roderick C. Rasmussen	PFS Distributors, Inc.
John P. Toolan
CUSTODIAN
OFFICERS	State Street Bank and
R. Jay Gerken, CFA	Trust Company
President and Chief
Executive Officer	TRANSFER AGENT
Citicorp Trust Bank, fsb.
Andrew B. Shoup	125 Broad Street, 11th Floor
Senior Vice President	New York, New York 10004
and Chief Administrative
Officer	SUB-TRANSFER AGENTS
PFPC Inc.
Robert J. Brault	P.O. Box 9699
Chief Financial Officer	Providence, Rhode Island
and Treasurer	02940-9699

Kevin Kennedy	Primerica Shareholder Services
Vice President and	P.O. Box 9662
Investment Officer	Providence, Rhode Island
02940-9662
Martin R. Hanley
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Income Funds

Smith Barney Exchange Reserve Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-842-9368.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling
1-800-842-9368, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds — Smith Barney Exchange Reserve Fund.

SMITH BARNEY EXCHANGE RESERVE FUND

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2005 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02388 3/05	05-8030

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Income Funds

Date:	April 7, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Income Funds

Date:	April 7, 2005

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Income Funds

Date:	April 7, 2005